Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Income Tax [Line Items]
Unrecognized tax positions	$ 0		$ 0		$ 0
Income tax (benefit) expense	(2,194,000)	$ 733,000	$ (2,373,000)	$ 568,000
Federal Research and Development Tax Credits and FDII
Income Tax [Line Items]
Income tax (benefit) expense	$ (1,500,000)